UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     August 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $409,406 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108    14587   257952 SH       SOLE                   257952        0        0
AMBAC FINL GROUP INC           COM              023139108     1316   982300 SH       SOLE                   982300        0        0
ARKANSAS BEST CORP DEL         COM              040790107      217     5934 SH       SOLE                     5934        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247x102     1995    68277 SH       SOLE                    68277        0        0
FINISH LINE INC                CL A             317923100     1582   181888 SH       SOLE                   181888        0        0
GENESCO INC                    COM              371532102     4858   157371 SH       SOLE                   157371        0        0
HAWAIIAN HOLDINGS INC          COM              419879101    37809  5440077 SH       SOLE                  5440077        0        0
HAYES LEMMERZ INTL INC         COM NEW          420781304     2819   992500 SH       SOLE                   992500        0        0
IDEARC INC                     COM              451663108    16735  7121177 SH       SOLE                  7121177        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    27612  1777988 SH       SOLE                  1777988        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    27461  2104258 SH       SOLE                  2104258        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104    15913  3189002 SH       SOLE                  3189002        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     2587    69875 SH       SOLE                    69875        0        0
MAIR HOLDINGS INC              COM              560635104     4555  1014510 SH       SOLE                  1014510        0        0
MBIA INC                       COM              55262C100     3389   771991 SH       SOLE                   771991        0        0
MIRANT CORP NEW                COM              60467r100    74951  1914465 SH       SOLE                  1914465        0        0
SCHIFF NUTRITION INTL INC      COM              806693107      106    19000 SH       SOLE                    19000        0        0
STONE ENERGY CORP              COM              861642106    16962   257350 SH       SOLE                   257350        0        0
TRICO MARINE SERVICES INC      COM NEW          896106200    44309  1216604 SH       SOLE                  1216604        0        0
URS CORP NEW                   COM              903236107    12821   305482 SH       SOLE                   305482        0        0
VAALCO ENERGY INC              COM NEW          91851c201     6956   821300 SH       SOLE                   821300        0        0
VERIZON COMMUNICATIONS INC     COM              92343v104    34018   960973 SH       SOLE                   960973        0        0
WINN DIXIE STORES INC          COM NEW          974280307    55848  3486171 SH       SOLE                  3486171        0        0